Commitments and Contingencies - Summary of Significant Unrecognized Commitments (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Statement Line Items [Line Items]
Exploration License (Silver City Project) - Cash	$ 234
Exploration License (Silver City Project) - Shares	819
Concession holding fees	3,387
Commitments and contingencies	4,441
2021 [Member]
Statement Line Items [Line Items]
Exploration License (Silver City Project) - Cash	78
Exploration License (Silver City Project) - Shares	332
Concession holding fees	648
Commitments and contingencies	1,057
2022 [Member]
Statement Line Items [Line Items]
Exploration License (Silver City Project) - Cash	156
Exploration License (Silver City Project) - Shares	488
Concession holding fees	689
Commitments and contingencies	1,333
2023 [Member]
Statement Line Items [Line Items]
Exploration License (Silver City Project) - Cash
Exploration License (Silver City Project) - Shares
Concession holding fees	632
Commitments and contingencies	632
2024 [Member]
Statement Line Items [Line Items]
Exploration License (Silver City Project) - Cash
Exploration License (Silver City Project) - Shares
Concession holding fees	709
Commitments and contingencies	709
2025 [Member]
Statement Line Items [Line Items]
Exploration License (Silver City Project) - Cash
Exploration License (Silver City Project) - Shares
Concession holding fees	709
Commitments and contingencies	$ 709